Other Operating Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Expenses by nature [abstract]
IT related expenses		€ 354	€ 359
Office expenses		276	293
Advertising and public relations		200	209
Travel and accommodation expenses		93	86
External advisory fees		158	160
Audit and non-audit services		11	9
Postal charges		25	25
Depreciation of property and equipment		155	163
Amortisation of intangible assets		100	85
Impairments and reversals on property and equipment and intangibles		7	3
Regulatory costs		591	543
Addition/(unused amounts reversed) of provision for reorganisations and relocations		(20)	(5)
Addition/(unused amounts reversed) of other provisions		(35)	75
Contributions and subscriptions		42	43
Other		353	294
Other operating expenses	[1]	€ 2,309	€ 2,342

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.